Share Buyback (Details) - EUR (€) € in Millions			12 Months Ended
		Feb. 10, 2022	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of classes of share capital [line items]
Number of shares acquired (in shares)			31,734,256	34,217,605
Repurchase of shares	[1]		€ (1,507)	€ (1,509)	€ (3,018)
Top of range
Disclosure of classes of share capital [line items]
Value of share buyback programme		€ 3,000

[1]	Repurchase of shares reflects the cost of acquiring ordinary shares as part of the share buyback programme announced on 29 April 2021 and 10 February 2022.